Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fixed-maturity securities:
Available-for-sale, at fair value (amortized cost of $72,953,379 and $62,666,291, respectively)	$ 79,211,785	$ 66,363,306
At fair value through income (amortized cost of $40,535 and $40,117 respectively)	41,223	40,416
Held to maturity, at amortized cost (fair value of $204,489 and $219,516, respectively)	180,398	220,752
Mortgage loans on real estate (net of valuation allowances of $35,000 and $66,750, respectively)	7,182,169	6,134,525
Short-term securities	47,897	7,547
Derivatives	721,736	831,707
Loans to affiliates	850,115	1,191,170
Policy loans	160,141	158,217
Acquired loans	201,268	205,131
Equity securities:
Available-for-sale (cost of $6,180 and $29,112, respectively)	6,226	29,112
Trading (cost of $296,992 and $209,978, respectively)	314,023	227,822
Other invested assets	75,041	50,046
Total investments	88,992,022	75,459,751
Cash and cash equivalents	3,832,569	2,944,394
Accrued investment income	919,332	831,904
Receivables (net of allowance for uncollectible accounts of $6,631 and $6,254, respectively)	150,871	142,028
Reinsurance recoverables and receivables	4,205,860	4,105,078
Deferred acquisition costs	4,362,771	4,820,215
Other assets	1,855,159	2,073,826
Assets, exclusive of separate account assets	104,318,584	90,377,196
Separate account assets	30,789,371	30,747,777
Total assets	135,107,955	121,124,973
Policyholder liabilities:
Account balances and future policy benefit reserves	91,358,761	78,125,212
Policy and contract claims	443,444	416,109
Unearned premiums	130,701	135,639
Other policyholder funds	331,364	272,209
Total policyholder liabilities	92,264,270	78,949,169
Derivative liability	448,220	1,391,989
Mortgage notes payable	92,184	99,210
Other liabilities	3,737,560	2,840,304
Liabilities, exclusive of separate account liabilities	96,542,234	83,280,672
Separate account liabilities	30,789,371	30,747,777
Total liabilities	127,331,605	114,028,449
Stockholder's equity:
Common stock, $1 par value. Authorized, 40,000,000 shares; issued and outstanding, 20,000,001 shares at December 31, 2014 and 2013	20,000	20,000
Additional paid-in capital	4,053,371	4,053,371
Retained earnings	1,906,931	2,001,466
Accumulated other comprehensive income, net of tax	1,777,145	1,002,784
Total stockholder's equity	7,776,350	7,096,524
Total liabilities and stockholder's equity	135,107,955	121,124,973
Class A, Series A preferred stock
Stockholder's equity:
Preferred stock, value	8,909	8,909
Class A, Series B preferred stock
Stockholder's equity:
Preferred stock, value	$ 9,994	$ 9,994